               AIM MID CAP CORE EQUITY FUND - CLASS A, B, C AND R

                       Supplement dated December 20, 2004
     to the Prospectus dated April 30, 2004, as supplemented April 30, 2004,
       May 18, 2004, July 16, 2004, September 8, 2004 and October 12, 2004


The following information is added to the list of types of investors that may open new accounts in the fund, if approved by the distributor, appearing under the heading "OTHER INFORMATION - LIMITED FUND OFFERING" on page 6 of the prospectus:

         " - Portfolio management team, including analysts."

                 AIM SMALL CAP GROWTH FUND - CLASS A, B, C AND R

                       Supplement dated December 20, 2004
     to the Prospectus dated April 30, 2004, as supplemented April 30, 2004,
      May 18, 2004, July 16, 2004, September 8, 2004 (A), September 8, 2004
                            (B) and October 12, 2004


The following information is added to the list of types of investors that may open new accounts in the fund, if approved by the distributor, appearing under the heading "OTHER INFORMATION - LIMITED FUND OFFERING" on page 6 of the prospectus:

         " - Portfolio management team, including analysts."

               AIM MID CAP CORE EQUITY FUND - INSTITUTIONAL CLASS
                 AIM SMALL CAP GROWTH FUND - INSTITUTIONAL CLASS

                       Supplement dated December 20, 2004
      to the Prospectus dated April 30, 2004 as revised September 17, 2004, as supplemented September 17, 2004, September 23, 2004 (A),
         September 23, 2004 (B), October 12, 2004 and November 23, 2004


The following information is added to the list of types of investors that may open new accounts in the fund, if approved by the distributor, appearing under the heading "OTHER INFORMATION - LIMITED FUND OFFERING (SMALL CAP GROWTH AND MID CAP CORE EQUITY)" on page 16 of the prospectus:

         "- Portfolio management team, including analysts."

                          AIM MID CAP CORE EQUITY FUND
                            AIM SMALL CAP GROWTH FUND

                     (SERIES PORTFOLIO OF AIM GROWTH SERIES)

                  Supplement dated December 20, 2004
   to the Statement of Additional Information dated April 30, 2004, as supplemented May 18, 2004, July 16, 2004, September 17, 2004,
      September 28, 2004, October 12, 2004 and October 27, 2004

The sixth sentence of the third paragraph appearing under the heading "GENERAL INFORMATION ABOUT THE TRUST - FUND HISTORY" in the Statement of Additional Information is revised as follows:

         "The following types of investors may open new accounts in either Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501 (c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and the portfolio management team, including analysts."

                            INSTITUTIONAL CLASSES OF

                          AIM MID CAP CORE EQUITY FUND
                            AIM SMALL CAP GROWTH FUND

                     (SERIES PORTFOLIO OF AIM GROWTH SERIES)

                       Supplement dated December 20, 2004
        to the Statement of Additional Information dated April 30, 2004, as supplemented May 18, 2004, July 16, 2004, August 9, 2004, September 17, 2004,
            September 28, 2004, October 12, 2004 and October 27, 2004

The sixth sentence of the third paragraph appearing under the heading "GENERAL INFORMATION ABOUT THE TRUST - FUND HISTORY" in the Statement of Additional Information is revised as follows:

         "The following types of investors may open new accounts in either Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to
         Section 403 of the Code, to the extent they are maintained by organizations established under Section 501 (c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to
         Section 83 of the Code; Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and the portfolio management team, including analysts."